STOCK-BASED COMPENSATION - DSU and RSU Activity (Details) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding beginning of period (shares) | shares	725.0	573.0
Settled for cash (shares) | shares	(143.0)	0.0
Forfeited (shares) | shares	0.0	0.0
Granted (shares) | shares	182.0	152.0
Credits for dividends (shares) | shares	0.0	0.0
Number of units outstanding end of period (shares) | shares	764.0	725.0
Fair value, beginning of period | $	$ 11.6	$ 9.2
Settled for cash | $	(1.9)	0.0
Forfeited | $	0.0	0.0
Granted | $	2.3	2.5
Credits for dividends | $	$ 0.0	$ 0.0
Increase (decrease) in number of shares outstanding | shares	0.0	0.0
Change in value | $	$ (0.8)	$ (0.1)
Fair value, end of period | $	$ 11.2	$ 11.6
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding beginning of period (shares) | shares	4,537.0	6,452.0
Settled for cash (shares) | shares	(3,089.0)	(3,610.0)
Forfeited (shares) | shares	(731.0)	(121.0)
Granted (shares) | shares	2,974.0	1,760.0
Credits for dividends (shares) | shares	60.0	56.0
Number of units outstanding end of period (shares) | shares	3,751.0	4,537.0
Fair value, beginning of period | $	$ 37.7	$ 58.6
Settled for cash | $	(34.6)	(62.5)
Forfeited | $	(7.9)	(2.3)
Granted | $	35.3	32.7
Credits for dividends | $	$ 0.8	$ 0.9
Increase (decrease) in number of shares outstanding | shares	0.0	0.0
Change in value | $	$ 4.7	$ 10.3
Fair value, end of period | $	$ 36.0	$ 37.7